Stockholders' Equity - Manager Equity Incentive (Details) - Manager		9 Months Ended
	Jan. 08, 2016 $ / shares shares	Sep. 30, 2016 item
Equity incentive
Percentage of shares of common stock issued and outstanding on a fully diluted basis		5.00%
Number of awards issued in connection with the Private Offering or Preferred Offering | item		0
Management Agreement
Equity incentive
Number of shares issued | shares	32,550
Share Price | $ / shares	$ 14.82